FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04471

Value Line Core Bond Fund

7 Times Square, New York, N.Y. 10036
(Address of principal executive officers)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of Fiscal year-end: January 31

Date of reporting period: July 1, 2012 – June 30, 2013

Item 1. Proxy Voting Record:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04471
Reporting Period: 07/01/2012 - 06/30/2013
EULAV Asset Management

================================ Core Bond Fund ================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line Core Bond Fund

(Registrant)

By: /s/ Mitchell E. Appel

Mitchell E. Appel

President

Date: August 20, 2013